Market Risk Benefits - Balances and changes in market risk benefits (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Market risk benefit	$ 4,403	$ 4,034	$ 5,535	$ 7,034	$ 8,401	$ 8,563
Market risk benefit in an asset position						176
Reinsured market risk benefit						162
Market risk benefit assets, at fair value	830	796		610	338	338
Market risk benefit liabilities, at fair value	5,144	4,736		7,499	8,739
As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefit						0
Market risk benefit assets, at fair value		0		0	0
Market risk benefit liabilities, at fair value		0		0	0
Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Embedded Derivative Liability From Policyholder Contract Deposits
Market Risk Benefit [Line Items]
Market risk benefit						6,471
Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Future Policy Benefits
Market Risk Benefit [Line Items]
Market risk benefit						1,575
Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefit						2,327
Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For The Removal Of Shadow Adjustments
Market Risk Benefit [Line Items]
Market risk benefit						(605)
Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefit						(1,367)
Individual Retirement
Market Risk Benefit [Line Items]
Market risk benefit	4,084	3,738	5,090	6,452	7,599	7,761
Market risk benefit in an asset position						176
Reinsured market risk benefit						162
Market risk benefit liabilities, at fair value						7,937
Individual Retirement | As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefit						0
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Embedded Derivative Liability From Policyholder Contract Deposits
Market Risk Benefit [Line Items]
Market risk benefit						5,894
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Future Policy Benefits
Market Risk Benefit [Line Items]
Market risk benefit						1,356
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefit						2,140
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For The Removal Of Shadow Adjustments
Market Risk Benefit [Line Items]
Market risk benefit						(516)
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefit						(1,275)
Group Retirement
Market Risk Benefit [Line Items]
Market risk benefit	$ 319	$ 296	$ 445	$ 582	$ 802	802
Market risk benefit in an asset position						0
Reinsured market risk benefit						0
Market risk benefit assets, at fair value						0
Market risk benefit liabilities, at fair value						802
Group Retirement | As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefit						0
Group Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Embedded Derivative Liability From Policyholder Contract Deposits
Market Risk Benefit [Line Items]
Market risk benefit						577
Group Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification Of Future Policy Benefits
Market Risk Benefit [Line Items]
Market risk benefit						219
Group Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefit						187
Group Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For The Removal Of Shadow Adjustments
Market Risk Benefit [Line Items]
Market risk benefit						(89)
Group Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefit						$ (92)